Intangible Assets, Net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net
Amortization of intangible assets	¥ 128	$ 18	¥ 138	¥ 139
Amortization expenses related to intangible assets, each year	118
Amortization expenses related to intangible assets, thereafter	0
Impairment for intangible assets	¥ 24,268		¥ 0	¥ 0